Loans receivable, net (Past Due Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due	$ 2,569	$ 98
Financing Receivable, Recorded Investment, Current	34,497	572
Loans receivable, net	37,066	670
Financing Receivables, 1 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	2,569	2
Financing Receivables, 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	0	96
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0